Merrill Lynch Premier Institutional Fund
Schedule of Investments

Face Amount	Money Market Funds	Value
$14,081,156,483	Master Premier Institutional Fund	$14,081,156,483
Total Money Market Funds		14,081,156,483
Total Investments — 100.1%		14,081,156,483
Liabilities in Excess of Other Assets — (0.1%)		(7,710,337)
Net Assets — 100.0%		$14,073,446,146

    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Merrill Lynch Institutional Fund
Schedule of Investments

Face Amount	Money Market Funds	Value
$14,171,936,685	Master Institutional Fund	$14,171,936,685
Total Money Market Funds		14,171,936,685
Total Investments — 100.0%		14,171,936,685
Liabilities in Excess of Other Assets — (0.0%)		(712,781)
Net Assets — 100.0%		$14,171,223,904

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Merrill Lynch Government Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues — 18.7%
Fannie Mae	$25,000,000	4.00%	08/08/06	$25,000,000
	5,000,000	4.00	08/22/06	4,999,649
	15,000,000	3.00	09/20/06	15,000,000
	5,000,000	4.88	01/11/08	4,966,635
	5,000,000	4.96	02/08/08	4,970,015
Federal Farm Credit Banks	9,315,000	4.10	02/01/07	9,251,928
Federal Home Loan Banks	20,480,000	2.95	09/14/06	20,452,866
	14,865,000	3.50	09/15/06	14,854,640
	15,000,000	4.00	09/22/06	14,997,537
	17,000,000	3.10	11/08/06	16,889,109
	15,000,000	3.25	11/29/06	14,889,360
	10,000,000	3.45	01/10/07	9,911,000
	10,000,000	4.00	06/13/07	9,874,880
	18,000,000	4.21	09/14/07	17,767,026
	5,000,000	5.00	11/21/07	4,975,205
Freddie Mac	15,000,000	2.75	08/15/06	14,989,207
	25,000,000	3.00	11/09/06	24,813,100
	25,000,000	2.76	01/26/07	24,676,375
	15,000,000	5.50	07/09/07	14,993,190
	15,000,000	4.45	09/28/07	14,846,460
	15,000,000	4.60	10/05/07	14,868,840
	5,000,000	4.71	10/11/07	4,962,080
	5,000,000	4.75	10/24/07	4,959,215
Freddie Mac D/N	10,000,000	4.24	10/17/06	9,888,140
	25,000,000	4.50	10/23/06	24,698,550
	33,831,000	5.03	10/31/06	33,383,754
	25,000,000	4.94	12/29/06	24,457,300
Total U.S. Government Agency Issues (Cost $401,879,784)				400,336,061

U.S. Government Agency Issues — Variable Rate — 29.2%
Federal Farm Credit Banks	75,000,000	5.28	09/01/06	74,999,312
	100,000,000	5.25	03/20/07	99,992,245
	50,000,000	5.26	06/01/07	49,987,735
	175,000,000	5.24	01/11/08	174,951,129
Federal Home Loan Banks	50,000,000	5.28	08/21/06	49,998,368
	50,000,000	5.19	07/06/07	49,990,386
	50,000,000	5.22	06/13/08	49,983,972
Freddie Mac	75,000,000	5.25	09/27/07	74,956,221
Total U.S. Government Agency Issues — Variable Rate (Cost $624,859,368)				624,859,368

Face Amount	Issue	Value

Repurchase Agreements* — 51.9%
$220,000,000	Banc of America Securities LLC, purchased on
	07/31/06 to yield 5.27% to 08/01/06	$220,000,000
215,000,000	Barclays Capital Inc., purchased on
	07/31/06 to yield 5.27% to 08/01/06	215,000,000
225,000,000	Credit Suisse Securities (USA) LLC, purchased on
	07/31/06 to yield 5.27% to 08/01/06	225,000,000
198,922,000	Deutsche Bank Securities Inc., purchased on
	07/31/06 to yield 5.27% to 08/01/06	198,922,000
50,000,000	Morgan Stanley & Co. Incorporated, purchased on
	07/31/06 to yield 5.27% to 08/01/06	50,000,000
200,000,000	UBS Securities LLC., purchased on
	07/31/06 to yield 5.27% to 08/01/06	200,000,000

Total Repurchase Agreements (Cost $1,108,922,000)	1,108,922,000
Total Investments — 99.8% (Cost $2,135,661,152)	2,134,117,429
Other Assets in Excess of Liabilities — 0.2%	4,630,143
Net Assets — Equivalent to $1.00 Per share on 2,140,291,295 Shares of Beneficial Interest Outstanding — 100.0%	$2,138,747,572

Note — Costs for federal income tax purposes are the same as those shown above. At July 31, 2006, net unrealized depreciation amounted to $1,543,723 and is comprised of $0 in appreciation and $1,543,723 in depreciation.

*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2006. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N — Discount Notes

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Merrill Lynch Treasury Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Issues — 103.1%
U.S. Treasury Bills	$44,205,000	4.76%	08/03/06	$44,193,304
	50,000,000	4.77	08/03/06	49,986,764
	10,832,000	4.78	08/03/06	10,829,125
	30,000,000	4.79	08/03/06	29,992,021
	1,440,000	4.75	08/10/06	1,438,290
	100,000,000	4.78	08/10/06	99,880,524
	57,251,000	4.79	08/10/06	57,182,442
	80,000,000	4.80	08/10/06	79,904,016
	50,000,000	4.82	08/10/06	49,939,750
	50,000,000	4.83	08/17/06	49,892,667
	30,000,000	4.84	08/17/06	29,935,467
	50,000,000	4.86	08/17/06	49,892,000
	10,000,000	4.89	08/24/06	9,955,175
	180,000,000	4.90	08/24/06	179,436,468
	72,911,000	4.92	08/24/06	72,682,038
	30,881,000	4.93	08/24/06	30,783,832
	50,000,000	4.98	08/31/06	49,806,528
	50,000,000	4.96	10/19/06	49,465,400
	50,000,000	5.01	10/19/06	49,465,400
	50,000,000	4.99	11/02/06	49,368,750

U.S. Government Issues — (concluded)
U.S. Treasury Notes	$214,500,000	2.38%	08/15/06	$214,290,907
	50,000,000	2.38	08/31/06	49,894,805
	1,500,000	2.50	10/31/06	1,490,274
	95,000,000	2.63	11/15/06	94,313,435
	15,000,000	2.88	11/30/06	14,887,500
	20,000,000	3.13	01/31/07	19,803,120
	10,000,000	3.38	02/28/07	9,898,830
Total Investments — 103.1% (Cost $1,448,559,909)				1,448,608,832
Liabilities in Excess of Other Assets — (3.1%)				(43,587,163)
Net Assets — Equivalent to $1.00 Per share on 1,404,972,746 Shares of Beneficial Interest Outstanding — 100.0%				$1,405,021,669

Note — Costs for federal income tax purposes are the same as those shown above. At July 31, 2006, net unrealized depreciation amounted to $48,923 and is comprised of $65,507 in appreciation and $16,584 in depreciation.

*	U.S. Treasury Bills are purchased on a discount basis: the interest rate shown is the discount paid at the time of the purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments

Face Amount	Money Market Funds	Value
$15,048,770,153	Master Institutional Tax-Exempt Fund	$15,048,770,153
Total Money Market Funds		15,048,770,153
Total Investments — 100.1%		15,048,770,153
Liabilities in Excess of Other Assets — (0.1%)		(13,898,858)
Net Assets — 100.0%		$15,034,871,295

    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)